Property and Equipment	12 Months Ended
Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Property and Equipment
7. PROPERTY AND EQUIPMENT
The following table summarizes our major classes of property and equipment, net of accumulated depreciation (in thousands):

	2022	2021
Computer equipment	$1,935	$568
Furniture	1,625	—
Leasehold Improvements	7,467	—
Construction in progress	—	564

Total property and equipment	11,027	1,132
Less: accumulated depreciation	596	50

Total property and equipment – net	$10,431	$1,082

Depreciation expense related to property and equipment was $0.6 million, $0.1 million, and $0.6 million for the years ended December 31, 2022, 2021, and 2020, respectively, and is presented in Depreciation and amortization expense in the Consolidated Statements of Operations. There were no impairment charges for the years ended December 31, 2022 and 2021. For the year ended December 31, 2020, long-lived
asset impairment charges related to property and equipment of $3.7 million were recognized, resulting in a full impairment of all property and equipment. The impairment charges are presented in Impairment charges in the Consolidated Statements of Operations. During the year ended December 31, 2022, we incurred a loss of $0.1 million on asset disposals related to property and equipment, which are included in General and administrative expenses in the Consolidated Statements of
Operations.